Plant and equipment	12 Months Ended
Dec. 31, 2022
Plant and equipment [Abstract]
Plant and equipment
8.	Plant and equipment

The changes in the carrying value of plant and equipment are as follows:

	Mining infrastructure	Mining servers	Data centre infrastructure	Computer and network equipment	Leasehold improvements	Right-of-use assets	Total
Cost
Balance, January 1, 2021	$45,287	$88,215	$–	$–	$–	$504	$134,006
Additions	1,420	85,012	–	–	–	460	86,892
Balance, December 31, 2021	46,707	173,227	–	–	–	964	220,898
Additions	35,229	157,176	444	6,297	572	13,632	213,350
Acquired through business acquisition	–	–	8,815	4,531	287	9,606	23,239
Balance, December 31, 2022	$81,936	$330,403	$9,259	$10,828	$859	$24,202	$457,487

Accumulated Depreciation and Impairment
Balance, January 1, 2021	$21,860	$79,522	$–	$–	$–	$101	$101,483
Depreciation	6,027	17,073	–	–	–	189	23,289
Balance, December 31, 2021	27,887	96,595	–	–	–	290	124,772
Depreciation	5,177	81,820	1,222	2,083	160	3,418	93,880
Impairment	25,999	87,877	–	–	–	–	113,876
Balance, December 31, 2022	$59,063	$266,292	$1,222	$2,083	$160	$3,708	$332,528

Net book value as of
December 31, 2021	$18,820	$76,632	$–	$–	$–	$674	$96,126
December 31, 2022	$22,873	$64,111	$8,037	$8,745	$699	$20,494	$124,959

During the year ended December 31, 2022, the Company made $13.6 million (December 31, 2021 – $nil) in non-cash additions to right-of-use assets and $127.0 million (December 31, 2021 – $nil) in additions to plant and equipment were applied against deposits and prepaid expenses.

The Company has assessed four cash generating units (“CGUs”): Drumheller, North Bay, Medicine Hat that are part of the digital asset mining line of business, and a separate CGU for high performance computing line of business with the same name. For the year ended December 31, 2022, the Company identified indicators of impairment for its digital asset mining Cash-Generating Units (“CGU”) and tested its digital asset mining CGUs for impairment. Management has determined the recoverable amount as the Value in Use (“VIU”) for the three digital asset mining CGUs based on geographical area and distinct cashflows: Medicine Hat, Drumheller, and North Bay. These CGUs include mining infrastructure and mining server plant and equipment. The significant assumptions in determining the VIU included the following:

December 31, 2022
Starting Bitcoin price	$22,412(US$16,548)
Starting network difficulty	35,364 billion
Discount rate	18.80% –18.90%
Monthly Bitcoin price growth	2.00% – 2.80%
Difficulty growth rate	2.80%

For the year ended December 31, 2022, the Company assessed the VIU of the digital asset mining CGUs. Due to depressed digital asset mining economics, specifically decline in the price of Bitcoin throughout periods during the year ended December 31, 2022, the Company recorded an impairment charge on its digital asset mining CGUs. The difference between the carrying value and recoverable amount of the Company’s digital asset mining CGUs was $98.6 million. The impairment of mining infrastructure and servers by CGU is listed below:

CGU	Carrying value	Recoverable value	Impairment
Medicine Hat	$79,449	$44,000	$35,449
Drumheller	38,062	10,000	28,062
North Bay	73,130	38,000	35,130
	$190,641	$92,000	$98,641

For the year ended December 31, 2022, the Company identified indicators of impairment for its graphics processing unit (“GPU”) mining group of assets and tested its GPU mining group of assets for impairment. Management has determined the recoverable amount of the GPU mining group of assets to be its fair value less costs of disposal (“FVLCD”). Due to the Ethereum Merge during the year ended December 31, 2022, where the Ethereum network changed its consensus mechanism from proof-of-work to proof-of-stake, the Company was unable to mine the Ethereum network using the GPU mining group of assets. The Company was unsuccessful in finding an alternative digital asset to mine with profitable mining economics using the GPU mining group of assets. As a result, the Company recorded an impairment charge on its GPU mining group of assets. The difference between the pre-impairment carrying value and the recoverable amount of the Company’s GPU mining group of assets is $15.2 million.

During the year ended December 31, 2021, due to the positive mining economics, increasing prices of Bitcoin relative to the network difficulty levels, the Company did not record any impairment charges.